Loans - Disclosure of Loans and Receivables (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about borrowings [line items]
Unearned income	$ 421	$ 376
Gross amount	373,035	358,352
Personal [member]
Disclosure of detailed information about borrowings [line items]
Loans provided to individuals while employed with company	42	47
Loans provided to individuals no longer employed with company	41	47
Trading loans [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	12	12
Trading loans [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	16,424	14,010
Denominated in U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	61,000	53,100
Denominated in other foreign currencies [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	$ 4,800	$ 4,800